Annual Total Returns - Women in Leadership U.S. Equity Portfolio	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Portfolios - Advisor Classes
Prospectus [Line Items]
Annual Return [Percent]	15.78%	17.37%	(13.66%)	24.54%	7.85%	26.88%	(8.60%)	23.16%	13.92%
Equity Portfolios - Institutional Classes
Prospectus [Line Items]
Annual Return [Percent]	15.78%	17.37%	(13.66%)	24.54%	7.85%	26.88%	(8.60%)	23.16%	13.92%